Employee Benefits (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Summarizes information about stock options outstanding
Options, Number outstanding	60,540
Options, Number Exercisable	54,540
Options, Number Unexercisable	6,000
Options, Unrecognized Compensation Expense	$ 4,701
Exercise Price One [Member]
Summarizes information about stock options outstanding
Options, Exercise Price	$ 27.66
Options, Number outstanding	15,540
Options, Weighted Average Remaining Contractual Life in Years	1 year 2 months 12 days
Options, Number Exercisable	15,540
Options, Number Unexercisable	0
Options, Unrecognized Compensation Expense	0
Exercise Price Two [Member]
Summarizes information about stock options outstanding
Options, Exercise Price	$ 26.98
Options, Number outstanding	15,000
Options, Weighted Average Remaining Contractual Life in Years	1 year 7 months 6 days
Options, Number Exercisable	15,000
Options, Number Unexercisable	0
Options, Unrecognized Compensation Expense	0
Exercise Price Three [Member]
Summarizes information about stock options outstanding
Options, Exercise Price	$ 30.00
Options, Number outstanding	15,000
Options, Weighted Average Remaining Contractual Life in Years	2 years 4 months 24 days
Options, Number Exercisable	15,000
Options, Number Unexercisable	0
Options, Unrecognized Compensation Expense	0
Exercise Price Four [Member]
Summarizes information about stock options outstanding
Options, Exercise Price	$ 4.77
Options, Number outstanding	15,000
Options, Weighted Average Remaining Contractual Life in Years	6 years 4 months 24 days
Options, Number Exercisable	9,000
Options, Number Unexercisable	6,000
Options, Unrecognized Compensation Expense	$ 4,701
Options, Weighted Average Years Over Which Unrecognized Compensation will be Recognized	1 year 4 months 24 days